Nonvested Restricted Shares Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 12, 2015	Sep. 30, 2015	Sep. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested restricted shares outstanding, Beginning balance		125,000
Granted	542,372	667,372
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		(125,000)
Nonvested restricted shares outstanding, Ending balance		667,372
Nonvested restricted shares, Expected to vest		667,372
Weighted average grant-date fair value, outstanding Beginning balance		$ 4.58
Weighted average grant-date fair value, Granted	$ 3.6875	3.85
Weighted average grant-date fair value, Vested		4.58
Weighted average grant-date fair value, outstanding Ending balance		3.85
Weighted average grant-date fair value, Expected to vest		$ 3.85
Aggregated intrinsic value, Nonvested restricted shares outstanding		$ 2,132	$ 438
Aggregated intrinsic value, Expected to vest		$ 2,132